Leases (Details) ₪ in Thousands			12 Months Ended
	May 31, 2017 USD ($) m²	May 31, 2017 ILS (₪) m²	Dec. 31, 2025
Leases [Line Items]
Leases term	10 years	10 years
Extension options term	5 years	5 years	5 years
Lease of offices area (in Square Meters)	1,600	1,600
Monthly lease fees	$ 34,500	₪ 110
Motor Vehicles [Member]
Leases [Line Items]
Leases term			12 months
Bottom of range [Member]
Leases [Line Items]
Leases term			3 years
Bottom of range [Member] | Buildings [Member]
Leases [Line Items]
Leases term			2 years
Bottom of range [Member] | Motor Vehicles [Member]
Leases [Line Items]
Leases term			3 years
Top of range [Member]
Leases [Line Items]
Leases term			10 years
Top of range [Member] | Buildings [Member]
Leases [Line Items]
Leases term			10 years
Top of range [Member] | Motor Vehicles [Member]
Leases [Line Items]
Leases term			4 years